Business Combination (Details) - Schedule of discounted cash flow method after considering a discount	6 Months Ended
	Sep. 30, 2022 USD ($)
Shennong [Member]
Fair value of total consideration transferred:
Equity instrument	$ 3,736,320
Cash consideration	7,492,391
Subtotal	11,228,711
Recognized amounts of identifiable assets acquired and liability assumed:
Cash	59,091
Current assets other than cash	13,591,825
Intangible asset – customer relationships	4,214,470
Current liabilities	(13,650,246)
Deferred tax liabilities	(1,053,617)
Total identifiable net assets	3,161,523
Fair value of non-controlling interests	4,010,254	[1]
Goodwill	12,077,442	[1]
Hekangyuan [Member]
Fair value of total consideration transferred:
Equity instrument	3,650,000
Cash consideration	8,000,000
Subtotal	11,650,000
Recognized amounts of identifiable assets acquired and liability assumed:
Cash	1,164
Current assets other than cash	1,882,139
Property, plant and equipment, net	187
Intangible asset – customer relationships	4,582,227
Current liabilities	(1,829,733)
Deferred tax liabilities	(1,145,557)
Total identifiable net assets	3,490,427
Fair value of non-controlling interests
Goodwill	$ 8,159,573	[2]

[1]	The goodwill generated from the expected synergies from the output capacity of the transaction and service scenario of the multi-industry, full-link and full-closed-loop of Shennong.
[2]	The goodwill generated from the expected synergies from the cooperation of developing the health commodities business stably, combining the production and supply, jointly build a perfect supply chain system with Hekangyuan.